UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09155
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust                                                                  as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.7%
$3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$3,385,297
		$3,385,297
Electric Utilities — 9.6%
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,276,050
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,594,395
		$6,870,445
Escrowed / Prerefunded — 5.8%
3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	4,135,842
		$4,135,842
General Obligations — 5.2%
3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	3,718,190
		$3,718,190
Hospital — 25.3%
100	Camden County, Improvements Authority, (Cooper Health System), 5.00%, 2/15/25	101,842
90	Camden County, Improvements Authority, (Cooper Health System), 5.00%, 2/15/35	90,703
100	Camden County, Improvements Authority, (Cooper Health System), 5.25%, 2/15/27	103,135
2,750	Camden County, Improvements Authority, (Cooper Health System), 5.75%, 2/15/34	2,918,905
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,119,549
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,175,545
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,833,147
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,136,440
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	462,820
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	828,172
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,131,960

$1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	$1,604,193
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	1,976,038
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	670,266
		$18,152,715
Industrial Development Revenue — 9.6%
1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	1,096,180
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,229,800
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,021,800
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	727,252
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	831,870
		$6,906,902
Insured-Education — 4.2%
1,200	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	1,198,932
1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.495%, 7/1/33 (1)(2)	1,807,792
		$3,006,724
Insured-Electric Utilities — 1.8%
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,308,125
		$1,308,125
Insured-Escrowed/Prerefunded — 5.1%
1,580	New Jersey EDA, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.255%, 5/1/17 (1)(2)	1,840,416
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 10.045%, 1/1/30 (1)(2)	1,828,185
		$3,668,601
Insured-Gas Utilities — 7.1%
5,000	New Jersey EDA, (New Jersey Natural Gas Co.), (FGIC), 4.90%, 10/1/40	5,089,050
		$5,089,050
Insured-General Obligations — 13.2%
1,300	Freehold Township, Board of Education, (MBIA), 4.375%, 2/15/32 (3)	1,285,843
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,572,690
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,357,630
750	Madison Boro, Board of Education, (MBIA), 4.75%, 7/15/35	769,673

$1,531	Stafford Township, (MBIA), 3.00%, 7/1/30	$1,213,654
1,945	Washington Township, Board of Education, Gloucester County, (FSA), 5.25%, 1/1/28	2,245,639
		$9,445,129
Insured-Housing — 5.1%
3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	3,419,391
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	240,941
		$3,660,332
Insured-Lease Revenue / Certificates of Participation — 1.0%
700	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	720,790
		$720,790
Insured-Special Tax Revenue — 7.3%
7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,717,667
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25 (4)	2,538,540
		$5,256,207
Insured-Transportation — 17.8%
1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	1,069,030
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26 (5)	3,488,778
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 8.481%, 1/1/37 (1)(2)	1,424,225
4,000	Port Authority of New York and New Jersey, (JFK International Terminal), (MBIA), (AMT), 5.75%, 12/1/25	4,139,200
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	864,465
1,800	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	1,807,614
		$12,793,312
Insured-Water and Sewer — 7.3%
5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	1,928,050
10,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/30	3,318,400
		$5,246,450
Nursing Home — 3.0%
1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	1,071,910
965	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36	1,031,363
		$2,103,273
Other Revenue — 4.6%
7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	460,152
6,100	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	209,047

$950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	$1,069,444
1,250	Tobacco Settlement Financing Corp., Variable Rate, 10.51%, 6/1/39 (1)(6)(7)	1,564,325
		$3,302,968
Senior Living / Life Care — 2.4%
1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,717,714
		$1,717,714
Special Tax Revenue — 5.4%
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	782,138
1,310	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,398,399
1,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.85%, 6/15/34 (1)(6)	1,691,865
		$3,872,402
Transportation — 7.8%
1,600	Port Authority of New York and New Jersey, Variable Rate, 9.63%, 3/1/28 (1)(2)	2,340,736
2,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	2,046,740
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,220,261
		$5,607,737
Total Tax-Exempt Investments — 153.3% (identified cost $101,214,213)		$109,968,205
Other Assets, Less Liabilities — (0.3)%		$(215,328)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(38,005,242)
Net Assets Applicable to Common Shares — 100.0%		$71,747,635

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 45.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 19.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $12,497,544 or 17.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(7)	Security is subject to a shortfall and forbearance agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/06	260 U.S. Treasury Bond	Short	$(29,342,333)	$(29,404,375)	$(62,042)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$101,196,477
Gross unrealized appreciation	$8,771,728
Gross unrealized depreciation	—
Net unrealized appreciation	$8,771,728

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 21, 2006